Related Party Transactions (Details) - Schedule of Related Party	12 Months Ended
Dec. 31, 2023
Jianping Kong [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, chairman and chief executive officer
Qifeng Sun [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder and vice chairman
Hangzhou Weiditu Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company controlled by Jianping Kong